Property, plant and equipment - Discount rate (Details) - item	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
After-tax discount rate	7.00%
Risk-free rate	3.95%
Beta Coefficient	0.6903
Equity Risk Premiums	7.07%
Specific Risk Premium Rate	4.00%
Cost of Debt	3.85%
Enterprise Income Tax Rate	25.00%	25.00%	25.00%
Maturity term of debt for cost of debt	1 year
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	7.21%
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	9.41%